INVESTMENT IN PHI (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Schedule of Summarized Financial Information for Associates
Set out below is summarized financial information for the associates.

As at December 31, 2018
PHI's accounts 100%:	NIS in millions
Current assets	137
Non-current assets	312
Current liabilities	135
Non-current liabilities	312
Net assets	2

Supplemental information relating to associates:
Commitments for operating leases and operating
expenses	781
Commitments to purchase fixed assets	6
Guarantees made to third parties	1

Year ended December 31, 2018
PHI's accounts 100%:	NIS in millions
Summarized statement of income
Revenue	495
Pre-tax Profit	-
After-tax profit	-
Total comprehensive income	-

Reconciliation to carrying amount:
Opening net assets of PHI	2
Profit for the period	-
Closing net assets of PHI	2
Carrying amount in PHI's net assets: Group's share (50%)	1

Balances and transactions with PHI – related party:

	New Israeli Shekels
	Year ended December 31
	2017	2018
	In millions
Cost of revenues	45	70

	New Israeli Shekels
	December 31,
	2017	2018
	In millions
Deferred expenses - Right of use	95	131
Current assets (liabilities)	(43)	(51)
Non-current investment in PHI	1	1
Other non-current assets (liabilities)	(7)	(14)

Schedule of Financial statements
The following table presents the Company's share (50%) in PHI's statement of financial position items that are consolidated to the financial statements as the Company’s share in a joint operation:

	New Israeli Shekels in millions
	January 1, 2019
	Company's share (50%) in PHI's accounts**	Intercompany elimination	Total
CURRENT ASSETS
Cash and cash equivalents	*		*
Current assets	69	(62)	7

NON CURRENT ASSETS
Property and equipment and intangible assets	142		142
Lease – right of use	355		355

CURRENT LIABILITIES
Current borrowings from banks	13		13
Trade payables and other current liabilities	55		55
Lease liabilities	65		65

NON CURRENT LIABILITIES
Lease liabilities	290		290
Deferred revenues	142	(142)	-

EQUITY	1	(1)	-

*   Representing an amount of less than NIS 1 million.
** Certain intercompany balances were eliminated in the presentation of Company's share in PHI's accounts.